Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Obligations [Line Items]
Operating lease expense	$ 22,400	$ 21,900	$ 25,300
Cash payments operating leases	18,200	18,800	22,000
Operating lease assets	60,636	77,150	7,500
Operating lease liabilities	65,926	81,900	$ 7,500
Operating lease non-current, liabilities	$ 53,318	$ 68,126
Operating lease, weighted average remaining lease term	5 years 9 months 10 days	6 years 4 months 9 days
Operating lease discount rate	4.00%	4.00%
Sublease rental income	$ 5,900	$ 500
New Right-of-Use Asset Lease [Member]
Lease Obligations [Line Items]
Operating lease assets	100	18,900
Operating lease liabilities	$ 100	$ 18,900